Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
6.	Leases

Right-of-use assets

The Group entered into a tenancy arrangement with Housing Development Board to renew the tenancy of the Premises for a term of 3 years, commencing from July 1, 2021 at monthly rental SGD 2,250. The lease ended on June 30, 2024 and was renewed for a term of 3 years, commencing from July 1, 2024, at monthly rental of SGD 2,250. During the financial year ended December 31, 2024, the Group also entered into a tenancy arrangement with Faith Global Pte Ltd to renew a tenancy of an office premise for a term of 2.5 years, commencing from July 1, 2024. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As at December 31, 2025, the carrying value of security equipment held under finance lease obligation as at December 31, 2025 is USD 389,536 (2024: USD 240,700). The leased asset is pledged as security for the related finance lease liability.

As at December 31, 2025, the carrying value of security equipment held under finance lease obligation as at December 31, 2024 is USD389,535 (2024: USD 240,700 and 2023: USD 98,047) The leased asset is pledged as security for the related finance lease liability.

During the year ended December 31, 2025, the Group purchased security equipment at cost amounting to USD 199,761 (2024: USD 166,227) by finance lease arrangements amounting to USD 103,263 (2024: USD 130,324) at interest rate of 4.7-5.25% (2024: 2.99%) repayable by 60 (2024: 60) monthly instalments.

The carrying amounts of right-of-use assets are as below:

	Office premise	Security equipment	Total
	USD	USD	USD
At December 31, 2023	79,382	98,047	177,429
Addition	57,528	166,227	223,755
Depreciation expense	(53,743)	(20,919)	(74,662)
Foreign currency translation	(1,535)	(2,655)	(4,190)
At December 31, 2024	81,632	240,700	322,332
Addition	34,674	199,761	234,435
Depreciation expense	(57,859)	(64,157)	(122,016)
Foreign currency translation	3,808	13,232	17,040
At December 31, 2025	62,255	389,536	451,791
	Operating Lease	Finance Lease	Total
	USD	USD	USD
Lease liabilities
At December 31, 2023	81,297	68,606	149,903
Addition during the year	57,528	130,324	187,852
Lease payments	(55,135)	(25,446)	(80,581)
Accretion of interest	1,901	5,811	7,712
Foreign currency translation	(2,524)	(2,200)	(4,724)
At December 31, 2024	83,067	177,095	260,162
Addition during the year	34,674	103,263	137,937
Lease payments	(61,365)	(64,232)	(125,597)
Accretion of interest	1,496	12,319	13,815
Foreign currency translation	4,960	10,714	15,674
At December 31, 2025	62,832	239,159	301,991

	December 31, 2025	December 31, 2024
	USD	USD
Represented by:
Current liabilities	101,624	89,438
Non-current liabilities	200,367	170,724
	301,991	260,162

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate. The weighted average incremental borrowing rate applied to new leases during year 2025, 2024 and 2023 were 2.25%.

The following table summarizes the maturity of lease liabilities:

Year ended December 31, 2025	Within 1 year	1 to 5 years	>5 years	Total
Undiscounted lease liabilities	114,113	214,034	-	328,147
Interest expense	(12,489)	(13,667)	-	(26,156)
	101,624	200,367	-	301,991

Year ended December 31, 2024	Within 1 year	1 to 5 years	>5 years	Total
Undiscounted lease liabilities	103,063	182,499	-	285,562
Interest expense	(13,625)	(11,775)	-	(25,400)
	89,438	170,724	-	260,162